Restructuring and related expenses	12 Months Ended
Dec. 31, 2017
Restructuring and related expenses
Restructuring and related expenses

Note 22—Restructuring and related expenses

White Collar Productivity program

In September 2015, the Company announced a two-year program aimed at making the Company leaner, faster and more customer-focused. Productivity improvements include the rapid expansion and use of regional shared service centers as well as the streamlining of global operations and head office functions, with business units moving closer to their respective key markets. During this program, the Company implemented and executed various restructuring initiatives across all operating segments and regions. As of December 31, 2017, the Company had incurred substantially all costs related to the White Collar Productivity program.

The following table outlines the cumulative costs incurred and the total amount of costs under the program per operating segment:

				Cumulative costs
	Costs incurred in			incurred up to
($ in millions)	2017	2016(1)	2015(1)	December 31, 2017(1)
Electrification Products	(17)	15	74	72
Robotics and Motion	(14)	26	44	56
Industrial Automation	(22)	36	96	110
Power Grids	(38)	33	70	65
Corporate and Other	(34)	30	86	82
Total	(125)	140	370	385

(1)              Total costs have been recast to reflect the reorganization of the Company’s operating segments as outlined in Note 23.

The Company recorded the following expenses, net of changes in estimates, under this program:

				Cumulative costs
				incurred up to
($ in millions)	2017	2016	2015	December 31, 2017
Employee severance costs	(129)	130	364	365
Estimated contract settlement, loss order and other costs	3	2	5	10
Inventory and long-lived asset impairments	1	8	1	10
Total	(125)	140	370	385

Expenses, net of changes in estimates, associated with this program are recorded in the following line items in the Consolidated Income Statements:

($ in millions)	2017	2016	2015
Total cost of sales	(79)	92	122
Selling, general and administrative expenses	(42)	38	187
Non-order related research and development expenses	(6)	(5)	38
Other income (expense), net	2	15	23
Total	(125)	140	370

Liabilities associated with the White Collar Productivity program are primarily included in “Other provisions”. The following table shows the activity from the beginning of the program to December 31, 2017, by expense type:

		Contract settlement,
	Employee	loss order
($ in millions)	severance costs	and other costs	Total
Liability at January 1, 2015	—	—	—
Expenses	364	5	369
Cash payments	(34)	(1)	(35)
Liability at December 31, 2015	330	4	334
Expenses	232	3	235
Cash payments	(106)	(3)	(109)
Change in estimates	(102)	(1)	(103)
Exchange rate differences	(23)	—	(23)
Liability at December 31, 2016	331	3	334
Expenses	35	3	38
Cash payments	(110)	(5)	(115)
Change in estimates	(164)	—	(164)
Exchange rate differences	28	—	28
Liability at December 31, 2017	120	1	121

The change in estimates during 2016 of $103 million is due to significantly higher than expected rates of attrition and internal redeployment and a lower than expected severance cost per employee for the employee groups affected by the first phase of restructuring initiated in 2015. The reduction in the liability was recorded in income from operations, primarily as reductions in “Total cost of sales” of $49 million and in “Selling, general and administrative expenses” of $38 million.

The change in estimates during 2017 of $164 million is mainly due to higher than expected rates of attrition and internal redeployment. The reduction in the liability was recorded in income from operations, primarily as reductions in “Total cost of sales” of $90 million and in “Selling, general and administrative expenses” of $63 million.

Other restructuring-related activities

In 2017, 2016 and 2015, the Company executed various other restructuring-related activities and incurred charges of $249 million, $171 million and $256 million, respectively.

($ in millions)	2017	2016	2015
Employee severance costs	184	90	207
Estimated contract settlement, loss order and other costs	40	40	27
Inventory and long-lived asset impairments	25	41	22
Total	249	171	256

In 2017, 2016 and 2015, $166 million, $90 million and $162 million, respectively, of these expenses were recorded in “Total cost of sales” and $68 million, $71 million and $57 million, respectively, were recorded in “Other income (expense), net”.

At December 31, 2017 and 2016, the balance of other restructuring-related liabilities is primarily included in “Other provisions”.

Change in estimates

In addition to the change in estimate of $164 million and $103 million, in 2017 and 2016, repectively, relating to the White Collar Productivity program, a further $58 million and $46 million was recorded in 2017 and 2016, respectively, as a change in estimate to reduce liabilities associated with the Company’s other restructuring-related activities mainly due to changes in the planned scope of these activities. These were recorded in income from operations, primarily as reductions in “Total cost of sales”. The combined total change in estimates during 2017 and 2016 of $222 million and $149 million, respectively, resulted in an increase in earnings per share (basic and diluted) of $0.08 in 2017 and $0.05 in 2016.